Note 20 - Share-based Compensation (Details) - Stock Option Activity (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option Activity [Abstract]
Outstanding as of	131,729,497	133,161,231	37,111,101	88,019,441
Outstanding as of	1.92	1.92	1.99	4.04
Outstanding as of		15,436	7,070	146,782
Exercisable as of December 31, 2013	73,752,289
Exercisable as of December 31, 2013	1.94
Granted on		96,645,000	28,400,000
Granted on		1.90	4.77
Exercised		(183,380)	(2,670,340)
Exercised		1.95	2.28
Cancelled			(44,646,484)
Cancelled			5.37
Forfeited	(1,431,734)	(411,490)	(31,991,516)
Forfeited	1.96	2.09	5.36